Note 13 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 114,549,279	$ 106,244,916	$ 42,963,660
Dividends to Series B preferred shares	0	0	(255,324)
Preferred deemed dividend	0	0	(345,628)
Net income attributable to common shareholders	$ 114,549,279	$ 106,244,916	$ 42,362,708
Weighted average common shares –outstanding, basic (in shares)	6,931,280	7,181,561	6,976,905
Basic earnings per share (in dollars per share)	$ 16.53	$ 14.79	$ 6.07
Dilutive effect of non-vested shares (in shares)	4,780	8,546	16,500
Weighted average common shares –outstanding, diluted (in shares)	6,936,060	7,190,107	6,993,405
Diluted earnings per share (in dollars per share)	$ 16.52	$ 14.78	$ 6.06
Series B Preferred Stock [Member]
Dividends to Series B preferred shares	$ 0	$ 0	$ (255,324)